Related party transactions	12 Months Ended
Oct. 31, 2020
Related party transactions [Abstract]
Related party transactions
31 Related party transactions
The Group’s related parties are its subsidiary undertakings, key management personnel and post-employment benefit plans.

Subsidiaries
Transactions between the Company and its subsidiaries have been eliminated on consolidation.

Remuneration of key management personnel
The remuneration of key management personnel of the Group (which is defined as members of the executive committee including executive directors) is set out in note 29. There are no loans between the Group and the key management personnel.

Transactions with other related parties
The following transactions occurred with other related parties:

-	Contributions made to pension plans by the Group on behalf of employees are set out in note 22.
-	Sales and purchases of goods and services between related parties are not considered material.